Cash and stock-based compensation plans (Details 4) (Stock Purchase Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	187,745	423,672	915,566
Granted Options	315,971	0	182,420
Forfeited Options	(671)	(9,780)	(231,639)
Exercised Options	(111,349)	(226,147)	(442,675)
Options Outstanding	391,696	187,745	423,672
Exercisable Options	33,803
Expected to vest Options	357,893
Outstanding weighted average exercise price	$ 14.90	$ 13.83	$ 12.87
Granted Weighted average exercise price	$ 25.15	$ 0	$ 18.93
Forfeited Weighted average exercise price	$ 18.57	$ 18.18	$ 15.82
Exercised Weighted average exercise price	$ 13.18	$ 12.76	$ 12.90
Outstanding weighted average exercise price	$ 23.65	$ 14.90	$ 13.83
Exercisable Weighted average exercise price	$ 15.53
Expected to vest Weighted average exercise price	$ 24.42
Outstanding Weighted average remaining contractual term	5 years 7 months 13 days
Exercisable Weighted average remaining contractual term	2 years 1 month 10 days
Expected to vest Weighted average remaining contractual term	5 years 10 months 17 days
Outstanding Aggregate intrinsic value	$ 2,526
Exercisable Aggregate intrinsic value	493
Expected to vest Aggregate intrinsic value	$ 2,033